Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - FIDELITY DISRUPTIVE COMM ETF	Feb. 10, 2023
Bar Chart Table:
Annual Return, Inception Date	Apr. 16, 2020
Fidelity Disruptive Communications ETF
Bar Chart Table:
Annual Return 2021	11.25%
Annual Return 2022	(39.25%)